LOSS PER SHARE - Additional Information (Details) - shares	Jun. 30, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share
Anti-dilutive securities excluded from computation of diluted loss per share	423,574	4,200,645